Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Valley Forge Funds
Central Index Key	dei_EntityCentralIndexKey	0000889519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2012
Vanguard Balanced Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	67.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Balanced Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target indexes and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.31% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -12.49% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Balanced Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	67.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Balanced Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target indexes and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.26% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Balanced Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	67.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Balanced Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target indexes and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.36% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -12.50% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Balanced Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	67.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Balanced Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target indexes and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.26% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Balanced Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

With 60% of its assets, the Fund seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market. With 40% of its assets, the Fund seeks to track the performance of a broad, market-weighted bond index.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	67.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes. The Fund invests by sampling its target indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full indexes in terms of key characteristics.

With approximately 60% of its assets, the Fund seeks to track the investment performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in the Index and a representative sample of the remaining stocks.

With approximately 40% of its assets, the Fund seeks to track the investment performance of the Barclays Capital U.S. Aggregate Float Adjusted Index, which represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. At least 80% of the bond portion of the Fund is invested in bonds held in the Barclays Capital U.S. Aggregate Float Adjusted Index, and all of the Fund's bond holdings are selected through the sampling process. The bond portion of the Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond holdings may counteract some of the volatility experienced by the Fund's stock holdings.

With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

With approximately 40% of its assets allocated to bonds, the Fund is proportionately subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund's target indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Balanced Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target indexes and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.36% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -12.50% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.24%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	25
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	77
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	135
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	306
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 09, 1992
2002	rr_AnnualReturn2002	(9.52%)
2003	rr_AnnualReturn2003	19.87%
2004	rr_AnnualReturn2004	9.33%
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	11.02%
2007	rr_AnnualReturn2007	6.16%
2008	rr_AnnualReturn2008	(22.21%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	13.13%
2011	rr_AnnualReturn2011	4.14%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.26%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
One Year	rr_AverageAnnualReturnYear01	4.14%
Five Years	rr_AverageAnnualReturnYear05	3.15%
Ten Years	rr_AverageAnnualReturnYear10	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	3.27%
Ten Years	rr_AverageAnnualReturnYear10	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 01, 2000
2002	rr_AnnualReturn2002	(9.41%)
2003	rr_AnnualReturn2003	20.07%
2004	rr_AnnualReturn2004	9.45%
2005	rr_AnnualReturn2005	4.77%
2006	rr_AnnualReturn2006	11.10%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	(22.10%)
2009	rr_AnnualReturn2009	20.18%
2010	rr_AnnualReturn2010	13.34%
2011	rr_AnnualReturn2011	4.31%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.31%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
One Year	rr_AverageAnnualReturnYear01	4.31%
Five Years	rr_AverageAnnualReturnYear05	3.31%
Ten Years	rr_AverageAnnualReturnYear10	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 01, 2006
2007	rr_AnnualReturn2007	6.29%
2008	rr_AnnualReturn2008	(22.12%)
2009	rr_AnnualReturn2009	20.17%
2010	rr_AnnualReturn2010	13.25%
2011	rr_AnnualReturn2011	4.31%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.36%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.50%)
One Year	rr_AverageAnnualReturnYear01	4.31%
Five Years	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2006
Vanguard Managed Payout Distribution Focus Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund will make monthly distributions of cash while seeking to provide preservation of invested capital over the long term.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	43.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock index funds) to capture the investment returns of the overall equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock index funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund and Vanguard Intermediate-Term Investment-Grade Fund (and/or other Vanguard bond funds) to capture the investment returns of the overall fixed income market in the United States. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-with maturities of more than one year. The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders.A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 37), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk.

Interest rate risk is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney

An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics.

An investment in the Fund could lose money over short or even long periods.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Managed Payout Distribution Focus Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI All Country World Equity Investable Market Index (MSCI ACWI Equity IMI) returns are adjusted for withholding taxes applicable to Luxembourg holding companies.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.86% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -8.48% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.46%	[1],[3]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	47
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	148
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	258
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	579
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 2008
2009	rr_AnnualReturn2009	22.56%
2010	rr_AnnualReturn2010	13.43%
2011	rr_AnnualReturn2011	1.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.48%)
One Year	rr_AverageAnnualReturnYear01	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2008
Vanguard Managed Payout Growth and Distribution Fu | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2011
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund will make monthly distributions of cash while seeking to provide inflation protection and preservation of invested capital over the long term.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	33.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock index funds) to capture the investment returns of the overall equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock index funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund and Vanguard Intermediate-Term Investment-Grade Fund (and/or other Vanguard bond funds) to capture the investment returns of the overall fixed income market in the United States. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-with maturities of more than one year. The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders.A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 37), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk.

Interest rate risk is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney

An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Managed Payout Growth and Distribution Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI All Country World Equity Investable Market Index (MSCI ACWI Equity IMI) returns are adjusted for withholding taxes applicable to Luxembourg holding companies.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.52% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.51% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%	[1],[3]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 2008
2009	rr_AnnualReturn2009	23.51%
2010	rr_AnnualReturn2010	13.67%
2011	rr_AnnualReturn2011	0.69%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.52%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.51%)
One Year	rr_AverageAnnualReturnYear01	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2008
Vanguard Managed Payout Growth Focus Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund will make monthly distributions of cash while seeking to provide inflation protection and appreciation of invested capital over the long term.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	52.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock index funds) to capture the investment returns of the overall equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock index funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund and Vanguard Intermediate-Term Investment-Grade Fund (and/or other Vanguard bond funds) to capture the investment returns of the overall fixed income market in the United States. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-with maturities of more than one year. The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of growing capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 37), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk.

Interest rate risk is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest mainly in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney

An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Managed Payout Growth Focus Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI All Country World Equity Investable Market Index (MSCI ACWI Equity IMI) returns are adjusted for withholding taxes applicable to Luxembourg holding companies.Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.45% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.40% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%	[1],[2]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 2008
2009	rr_AnnualReturn2009	25.90%
2010	rr_AnnualReturn2010	14.43%
2011	rr_AnnualReturn2011	(1.27%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.45%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
One Year	rr_AverageAnnualReturnYear01	(1.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2008
Dow Jones U.S. Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	3.90%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.65%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Ten Years	rr_AverageAnnualReturnYear10	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.65%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Ten Years	rr_AverageAnnualReturnYear10	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.65%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Ten Years	rr_AverageAnnualReturnYear10	5.07%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.65%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	3.87%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	3.87%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	3.87%
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.06%)
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05	6.52%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05	6.52%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05	6.52%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.92%
Five Years	rr_AverageAnnualReturnYear05	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses would be 0.22% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."
[3]	Total Annual Fund Operating Expenses would be 0.21% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."